Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components of income tax expense (benefit) from continuing operations

Income tax expense (benefit) was as follows for the year ended:

	2012	2011	2010
Current income tax provision (benefit):
Federal	$—	$15,947	$4,491
State	—	3,460	550

	—	19,407	5,041

Deferred income tax provision (benefit):
Federal	(19,373)	(13,465)	(4,949)
State	(2,169)	(1,508)	(1,133)

	(21,542)	(14,973)	(6,082)

Total income tax expense (benefit)	$(21,542)	$4,434	$(1,041)

Reconciliation of income tax computed at applicable Federal statutory income tax rates to total income taxes

A reconciliation of income tax computed at applicable Federal statutory income tax rates to total income tax expense reported is as follows for the year ended:

	2012	2011	2010
Pretax income from continuing operations	$33,483	$11,956	$10,996

Income taxes computed at Federal statutory tax rate	11,719	4,185	3,849
Effect of:
State taxes, net of federal benefit	1,280	918	(423)
Transaction & legal costs	615	543	860
Tax-exempt interest income, net	(715)	(861)	(77)
Bargain purchase gain	—	—	(5,371)
Change in estimate of deductible loan losses	(33,975)	—	—
Other, net	(466)	(351)	121

Total income tax expense (benefit)	$(21,542)	$4,434	$(1,041)

Details of the net deferred tax asset

The details of the net deferred tax asset as of December 31, 2012 and 2011 are as follows:

	2012	2011
Loan basis difference	$102,700	$103,660
Net operating loss and AMT carryforward	45,533	42,856
OREO basis difference	29,384	13,146
Allowance for loan losses	22,304	13,524
Stock based compensation	10,703	3,242
CD premium	10,664	10,567
Other	—	1,619

Total gross deferred tax assets	$221,288	$188,614

FDIC indemnification assets	(19,233)	(27,576)
Borrowings	(12,935)	(15,892)
Net unrealized gains on securities available for sale	(5,833)	(5,099)
Other	(130)	—

Total gross deferred tax liabilities	$(38,131)	$(48,567)

Net temporary differences	183,157	140,047
Valuation allowance	—	—

Net deferred tax asset	$183,157	$140,047